Capital Structure and Related Items (Tables)	12 Months Ended
Dec. 31, 2019
Capital Structure and Financial Risk and Related Items
Summary of the Company's share activity

Ordinary
shares (a)
No. ‘000
January 1, 2017	471,439
Exercise of warrants for cash	401
Capital Reduction	(377,472)
December 31, 2017	94,368
Exercise of warrants for cash	706
December 31,2018 and 2019 (b)	95,074
(a)

Amounts reflect the Share Split as if it had occurred at the beginning of the earliest period presented. Subsequent to the Share Split, the nominal value of an ordinary share of the Parent is 0.01 DKK.

(b)	There were no share issuances during the year ended December 31, 2019

Foreign Currency
Capital Structure and Financial Risk and Related Items
Summary of impact on the Group's statement of profit or loss of possible changes in the USD, GBP and Euro exchange rates against the Group's functional currencies, USD, DKK and Euro

Possible
Currency	change	2019	2018	2017
		USD ‘000	USD ‘000	USD ‘000
USD	+/-10%	+2,853/−2,853	+3,064/-3,064	+5,625/-5,625
EUR	+/-2%	+934/−934	+985/-985	+506/-506